Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Non-current Inventories	$ 381,710	$ 993,388
Inventories	1,447,182	1,213,912
Provision for Obsolete Inventory
Statement [Line Items]
Non-current Inventories	(292,792)	(251,437)
Fuel Oil
Statement [Line Items]
Inventories	7,461	11,262
Diesel Oil
Statement [Line Items]
Inventories	12,876	19,435
Material and Spare Parts
Statement [Line Items]
Non-current Inventories	674,502	1,244,825
Inventories	$ 1,426,845	$ 1,183,215